24. Other Income and Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income
Income from investment in Partners	$ 272,820	$ 287,252
Expenses
Outsourcing expense	420,355	166,159
Service contracts - administration	420,426	557,137
Marketing	275,915	321,586
State deposit tax	544,737	532,592
Amortization of tax credit investments	443,832	473,842
ATM fees	365,813	401,147
Telephone	326,473	358,801
FDIC Insurance	$ 374,703	$ 376,022